Long -Term Debt ($1.3 Billion Revolving Credit Facility) (Details) ($1.3 Billion Revolving Credit Facility [Member], USD $)	0 Months Ended	12 Months Ended
	Aug. 08, 2005	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Credit facility	$ 1,300,000,000	$ 1,032,745,000	$ 1,032,745,000
Number of vessels under mortgage	23
Maturity date	May 11, 2015
Maximum borrowing capacity		1,300,000,000
Percentage market value of the collateralized vessels		70.00%
Remaining borrowing capacity		267,000,000
Weighted average rate of interest including the margin		0.97%	0.96%
Percentage commitment fee		0.2625%
Amendement date	May 11, 2007
Maximum [Member]
Debt Instrument [Line Items]
Percentage of loan to value ratio to purchase of additional vessels		80.00%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of loan to value ratio to purchase of additional vessels		70.00%
LIBOR [Member]
Debt Instrument [Line Items]
Interest rate		0.70%
LIBOR [Member] | Overadvance Loan [Member]
Debt Instrument [Line Items]
Interest rate		1.00%
Until May 11, 2014 [Member]
Debt Instrument [Line Items]
Reduction in maximum amount of revolving credit facility, per quarter		32,500,000
Until Maturity Date [Member]
Debt Instrument [Line Items]
Reduction in maximum amount of revolving credit facility, per quarter		$ 65,000,000